Income Taxes - Summary of Components of Income Tax Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Current income tax expense (benefit)
Federal	$ (417)
State	(438)
Foreign	51
Current income tax expense (benefit)	(804)
Deferred income tax expense (benefit)
Federal	(354)
State	(108)
Foreign	(1)
Deferred income tax expense (benefit)	(463)
Income tax (benefit)	$ (1,267)